Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of Comprehensive Income [Abstract]
Net income	$ 280	$ 464	$ 687
Components of other comprehensive income that will be reclassified subsequently to net income
Foreign currency translation differences	238	(247)	80
Change in fair value of cash flow hedges transferred to the statement of income	(83)	10	59
Effective portion of the change in fair value of cash flow hedges	98	(2)	(41)
Tax relating to items that will be reclassified subsequently to net income	(4)	(2)	(4)
Total	249	(241)	94
Components of other comprehensive income that will not be reclassified to net income
Actuarial gains from defined benefit plans	3	33	33
Tax relating to items that will not be reclassified to net income	0	(8)	(8)
Total	3	25	25
Total comprehensive income	532	248	806
Comprehensive income attributable to the non-controlling interests	61	51	35
Comprehensive income attributable to the shareholders of the Company	$ 471	$ 197	$ 771